Share capital - Disclosure of number and weighted average exercise prices of share options (Details) $ / shares in Thousands, $ in Thousands		12 Months Ended
	May 02, 2016 USD ($)	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Reconciliation of stock options outstanding [Abstract]
Outstanding – Beginning of year (in shares)			4,052,000		4,052,000	2,713,000
Granted pursuant to Stock Option Plan (in shares) | shares			2,729,000		1,470,000	1,470,000
Granted pursuant to Section 613(c) of TSX manual (in shares)	200		0			200,000
Exercised (in shares) | shares			(1,494,000)			(40,000)
Expired (in shares) | shares			0			(70,000)
Cancelled (in shares) | shares			0			(26,000)
Forfeited (in shares) | shares			(423,000)			(195,000)
Outstanding – End of year (in shares)		4,680	4,864,000		4,052,000	4,052,000
Options exercisable – End of year (in shares) | shares		2,834,000	2,834,000	2,834,000		2,857,000
Reconciliation of weighted average excercise price, stock options [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement, opening balance (in dollars per share)				$ 3.74	$ 3.74	$ 4.00
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share)				5.44		3.43
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)				0.00		3.66
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)				3.42		3.50
Weighted average exercise price of share options expired in share-based payment arrangement (in dollars per share)				0.00		7.00
Weighted average exercise price of share options canceled in share-based payment arrangement (in dollars per share)				0.00		3.50
Weighted average exercise price of share options forfeited in share-based payment arrangement (in dollars per share)				3.54		3.94
Weighted average exercise price of share options outstanding in share-based payment arrangement, closing balance (in dollars per share)				4.80	$ 3.74	3.74
Weighted average exercise price of share options exercisable in share-based payment arrangement		$ 4.25	$ 4.25	$ 4.25		$ 3.88